Nature of operations and reorganization - Major subsidiaries and VIEs (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Shanghai Anguo Insurance Brokers Ltd ("Anguo")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Jianpu (Hong Kong) Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%	100.00%
Beijing Rongsanliuling Information Technology Co., Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Databook
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	74.61%
Databook HK
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	74.61%
Hangzhou Magnet Technology Co Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	74.61%
Beijing Rongqiniu Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Percentage of direct or Indirect economic interest in VIEs	100.00%
CC Information Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	55.00%
Beijing Guangkezhixun Information Technology Co., Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Hangzhou Scorpion Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	74.61%
KTN
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%